UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08476
The Gabelli Global Multimedia Trust Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Multimedia Trust Inc.

First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Global Multimedia Trust’s (the “Fund”) net asset value (“NAV”) total return was (18.9)% during the first quarter of 2009, compared with declines of 3.1% and 11.9% for the Nasdaq Composite Index and for the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. The total return of the Fund’s publicly traded shares was (23.8)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $4.38, while the price of the publicly traded shares closed at $3.39 on the New York Stock Exchange.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(11/15/94)
Gabelli Global Multimedia Trust
NAV Total Return (b)	(18.89)%	(60.66)%	(24.96)%	(13.12)%	(5.51)%	2.58%
Investment Total Return (c)	(23.82)	(64.31)	(26.90)	(14.16)	(5.68)	1.39
Nasdaq Composite Index	(3.07)	(32.93)	(13.23)	(5.18)	(4.65)	4.93
MSCI World Free Index	(11.92)	(42.58)	(13.77)	(3.50)	(2.24)	3.52 (d)
Lipper Global Multi-Cap Growth Fund Average	(7.20)	(43.05)	(13.79)	(3.60)	(1.83)	4.07

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Nasdaq Composite and MSCI World Free Indices are unmanaged indicators of stock market performance. The Lipper Global Multi-Cap Growth Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested except for the Nasdaq Composite and MSCI World Free Indices. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 85.9%
	DISTRIBUTION COMPANIES — 55.2%
	Broadcasting — 7.5%
1,200	Asahi Broadcasting Corp.	$101,349
3,000	CanWest Global Communications Corp.† (a)	761
7,000	CanWest Global Communications Corp., Cl. A†	1,777
10,000	CanWest Global Communications Corp., Sub-Voting†	2,379
56,000	CBS Corp., Cl. A, Voting	219,520
6,400	Chubu-Nippon Broadcasting Co. Ltd.	48,751
5,000	Citadel Broadcasting Corp.†	330
20,000	Cogeco Inc.	381,504
2,000	Corus Entertainment Inc., Cl. B, New York	21,460
13,000	Corus Entertainment Inc., Cl. B, Toronto	140,538
9,000	Cox Radio Inc., Cl. A†	36,900
90,000	Discovery Communications Inc., Cl. A†	1,441,800
60,000	Discovery Communications Inc., Cl. C†	879,000
23,000	Fisher Communications Inc.	224,480
28	Fuji Media Holdings Inc.	31,172
40,000	Gray Television Inc.	12,800
9,000	Gray Television Inc., Cl. A	6,300
9,900	Grupo Radio Centro SAB de CV, ADR†	48,609
40,000	Hearst-Argyle Television Inc.	166,400
4,550	Lagardere SCA	127,764
34,000	LIN TV Corp., Cl. A†	38,080
4,000	M6 Metropole Television	65,314
8,566	Media Prima Berhad	2,291
4,000	Nippon Television Network Corp.	372,582
4,650	NRJ Group	27,307
1,000	NTN Buzztime Inc.†	270
500	Radio One Inc., Cl. A†	265
3,500	RTL Group SA	144,153
476	Saga Communications Inc., Cl. A†	1,790
80,000	Salem Communications Corp., Cl. A†	44,800
78,000	Sinclair Broadcast Group Inc., Cl. A	80,340
25,000	Societe Television Francaise 1	196,002
2,000	Spanish Broadcasting System Inc., Cl. A†	300
50,000	Television Broadcasts Ltd.	159,665
138,000	Tokyo Broadcasting System Inc.	1,804,031
258	TV Asahi Corp.	286,710
240,000	TV Azteca SA de CV, CPO	77,091
30,000	UTV Media plc	26,042

		7,220,627

	Business Services — 1.1%
9,999	BB Holdings Ltd.†	19,248
11,244	Cockleshell Ltd.†	8,470
1,000	Convergys Corp.†	8,080
100,000	Ideation Acquisition Corp.†	754,000
6,000	Impellam Group plc†	2,970
8,000	Interactive Data Corp.	198,880
3,000	Moody’s Corp.	68,760
2,040	Shellproof Ltd.†	1,259
1,500	Shellshock Ltd.†	1,076

		1,062,743

	Cable — 11.6%
16,578	Austar United Communications Ltd.†	7,896
241,000	Cablevision Systems Corp., Cl. A	3,118,540
400,000	Charter Communications Inc., Cl. A†	8,320
38,500	Cogeco Cable Inc.	961,889
34,000	Comcast Corp., Cl. A	463,760
10,000	Comcast Corp., Cl. A, Special	128,700
15,000	Mediacom Communications Corp., Cl. A†	60,450
142,690	Rogers Communications Inc., Cl. B, New York	3,257,613
19,310	Rogers Communications Inc., Cl. B, Toronto	444,920
38,000	Scripps Networks Interactive Inc., Cl. A	855,380
20,000	Shaw Communications Inc., Cl. B, New York	303,000
78,000	Shaw Communications Inc., Cl. B, Toronto	1,189,054
18,407	Time Warner Cable Inc.	456,503

		11,256,025

	Consumer Services — 1.1%
1,000	1-800-FLOWERS.COM Inc., Cl. A†	2,070
4,000	Bowlin Travel Centers Inc.†	4,200
20,000	H&R Block Inc.	363,800
25,000	IAC/InterActiveCorp.†	380,750
110,000	Liberty Media Corp. — Interactive, Cl. A†	319,000
4,000	TiVo Inc.†	28,160

		1,097,980

	Diversified Industrial — 1.4%
27,500	Bouygues SA	983,565
18,432	Contax Participacoes SA, ADR	16,681
30,000	General Electric Co.	303,300
7,700	Hutchison Whampoa Ltd	37,752
6,000	Malaysian Resources Corp. Berhad	1,399

		1,342,697

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Energy and Utilities — 0.1%
10,000	El Paso Electric Co.†	$140,900

	Entertainment — 4.3%
1,000	Blockbuster Inc., Cl. A†	720
2,800	British Sky Broadcasting Group plc, ADR	69,496
10,000	Canal+ Groupe	62,444
4,005	Chestnut Hill Ventures† (a)	134,888
270,000	Grupo Televisa SA, ADR	3,682,800
6,000	Regal Entertainment Group, Cl. A	80,460
20,000	Take-Two Interactive Software Inc.	167,000

		4,197,808

	Equipment — 2.2%
11,000	American Tower Corp., Cl. A†	334,730
2,000	Amphenol Corp., Cl. A	56,980
78,000	Corning Inc.	1,035,060
500	L-3 Communications Holdings Inc.	33,900
50,000	Motorola Inc.	211,500
10,000	Nextwave Wireless Inc.†	1,600
10,000	QUALCOMM Inc.	389,100
40,000	Sycamore Networks Inc.†	106,800
2,000	The Furukawa Electric Co. Ltd.	5,617

		2,175,287

	Financial Services — 0.1%
3,000	Interactive Brokers Group Inc., Cl. A†	48,390
3,000	Tree.com Inc.†	13,860

		62,250

	Food and Beverage — 0.2%
3,000	Compass Group plc	13,731
2,498	Pernod-Ricard SA	139,309

		153,040

	Retail — 0.9%
20,000	Best Buy Co. Inc.	759,200
18,000	HSN Inc.†	92,520
6,000	Ticketmaster Entertainment Inc.†	22,140

		873,860

	Satellite — 3.0%
1,000	Asia Satellite Telecommunications Holdings Ltd.	1,045
28,000	DISH Network Corp., Cl. A†	311,080
7,000	EchoStar Corp., Cl. A†	103,810
6,000	PT Indosat Tbk, ADR	119,340

Shares/		Market
Units		Value
30	SKY Perfect JSAT Holdings Inc.	$11,487
105,000	The DIRECTV Group Inc.†	2,392,950

		2,939,712

	Telecommunications: Long Distance — 2.4%
45,000	Frontier Communications Corp.	323,100
24,000	Philippine Long Distance Telephone Co., ADR	1,059,120
83,000	Sprint Nextel Corp.†	296,310
1,000	Startec Global Communications Corp.† (a)	2
450,000	Telecom Italia SpA	580,533
8,000	Windstream Corp.	64,480

		2,323,545

	Telecommunications: National — 7.2%
9,000	BT Group plc, ADR	100,530
5,000	China Telecom Corp. Ltd., ADR	207,150
5,000	China Unicom Hong Kong Ltd., ADR	52,050
65,000	Deutsche Telekom AG, ADR	802,750
40,000	Elisa Oyj	584,054
3,000	France Telecom SA, ADR	67,980
3,305	Hellenic Telecommunications Organization SA	49,355
500	Magyar Telekom Telecommunications plc, ADR	5,695
5,000	Nippon Telegraph & Telephone Corp.	188,412
3,000	PT Telekomunikasi Indonesia, ADR	77,100
6,000	Rostelecom, ADR	309,360
34,000	Swisscom AG, ADR	951,320
2,844	Telecom Corp. of New Zealand Ltd., ADR	18,514
40,000	Telefonica SA, ADR	2,384,800
37,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	556,480
18,172	TeliaSonera AB	87,550
38,000	Telmex Internacional SAB de CV, ADR	348,460
2,400	Telstra Corp. Ltd., ADR	26,688
20,000	tw telecom inc.†	175,000

		6,993,248

	Telecommunications: Regional — 7.1%
4,266	Bell Aliant Regional Communications Income Fund	81,544
2,537	Bell Aliant Regional Communications Income Fund (a)(b)	48,494
4,000	Brasil Telecom Participacoes SA, ADR	144,480
8,000	CenturyTel Inc.	224,960
80,000	Cincinnati Bell Inc.†	184,000
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Telecommunications: Regional (Continued)
80,000	Qwest Communications International Inc.	$273,600
17,000	Tele Norte Leste Participacoes SA, ADR	235,280
10,000	Telecom Argentina SA, ADR†	77,500
65,000	Telephone & Data Systems Inc.	1,723,150
50,000	Telephone & Data Systems Inc., Special	1,182,500
24,000	TELUS Corp.	660,152
10,000	TELUS Corp., Non-Voting	263,600
58,000	Verizon Communications Inc.	1,751,600

		6,850,860

	Wireless Communications — 5.0%
46,000	America Movil SAB de CV, Cl. L, ADR	1,245,680
8,000	Clearwire Corp., Cl. A†	41,200
2,513	Grupo Iusacell SA de CV†	2,235
102	Hutchison Telecommunications International Ltd.	32
240,000	Jasmine International Public Co. Ltd. (a)	2,436
900	NTT DoCoMo Inc.	1,215,639
30,000	Price Communications Corp., Escrow† (a)	0
34,000	SK Telecom Co. Ltd., ADR	525,300
503	Telemig Celular Participacoes SA, ADR	17,927
2,500	Tim Participacoes SA, ADR	31,050
30,000	United States Cellular Corp.†	1,000,200
89,000	Vimpel-Communications, ADR	582,060
2,000	Vivo Participacoes SA, ADR	26,100
8,000	Vodafone Group plc, ADR	139,360

		4,829,219

	TOTAL DISTRIBUTION COMPANIES	53,519,801

	COPYRIGHT/CREATIVITY COMPANIES — 30.7%
	Business Services: Advertising — 0.7%
60,000	Clear Channel Outdoor Holdings Inc., Cl. A†	220,200
20,000	Harte-Hanks Inc.	107,000
4,200	Havas SA	10,825
8,000	JC Decaux SA	90,558
2,000	Publicis Groupe	51,337
6,000	R. H. Donnelley Corp.†	1,830
38,000	The Interpublic Group of Companies Inc.†	156,560
27,000	Trans-Lux Corp.†	5,940

		644,250

	Computer Software and Services — 3.8%
66,000	Activision Blizzard Inc.†	690,360
21,500	Alibaba.com Ltd.†	19,751
5,000	America Online Latin America Inc., Cl. A† (a)	10
1,000	Atlus Co. Ltd.	3,698
30,000	eBay Inc.†	376,800
3,000	Google Inc., Cl. A†	1,044,180
2,000	Limelight Networks Inc.†	6,700
5,000	WebMediaBrands Inc.†	2,000
120,000	Yahoo! Inc.†	1,537,200

		3,680,699

	Consumer Products — 0.7%
2,500	Nintendo Co. Ltd.	718,543

	Electronics — 0.6%
3,500	IMAX Corp.†	15,085
30,000	Intel Corp.	451,500
5,000	LSI Corp.†	15,200
3,000	Royal Philips Electronics NV	44,610
6,000	Zoran Corp.†	52,800

		579,195

	Entertainment — 14.3%
230,000	Aruze Corp.†	1,126,938
6,000	Ascent Media Corp., Cl. A†	150,000
1,161	Corporacion Interamericana de Entretenimiento SAB de CV, Cl. B†	523
20,000	Crown Media Holdings Inc., Cl. A†	40,800
25,000	DreamWorks Animation SKG Inc., Cl. A†	541,000
60,000	GMM Grammy Public Co. Ltd.	18,441
77,843	Liberty Global Inc., Cl. A†	1,133,394
75,000	Liberty Global Inc., Cl. C†	1,059,750
35,500	Liberty Media Corp. — Capital, Cl. A†	247,790
142,000	Liberty Media Corp. — Entertainment, Cl. A†	2,832,900
1,000	Live Nation Inc.†	2,670
20,000	Macrovision Solutions Corp.†	355,800
1,690	New Motion Inc.†	2,045
9,000	STV Group plc†	5,940
2,000	The Walt Disney Co.	36,320
73,333	Time Warner Inc.	1,415,333
53,000	Viacom Inc., Cl. A†	989,510
145,000	Vivendi	3,838,502
3,000	Warner Music Group Corp.†	7,050
3,000	World Wrestling Entertainment Inc., Cl. A	34,620

		13,839,326

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Hotels and Gaming — 6.3%
140,000	Boyd Gaming Corp.	$522,200
90,000	Gaylord Entertainment Co.†	749,700
4,500	Greek Organization of Football Prognostics SA	118,498
55,000	International Game Technology	507,100
18,000	Interval Leisure Group Inc.†	95,400
474,000	Ladbrokes plc	1,246,313
20,000	Las Vegas Sands Corp.†	60,200
100,000	Melco Crown Entertainment Ltd., ADR†	328,000
155,000	MGM Mirage†	361,150
165,000	Pinnacle Entertainment Inc.†	1,161,600
6,000	Starwood Hotels & Resorts Worldwide Inc.	76,200
3,000	Wyndham Worldwide Corp.	12,600
43,500	Wynn Resorts Ltd.†	868,695

		6,107,656

	Publishing — 4.3%
8,000	AH Belo Corp., Cl. A	7,840
20,000	Arnoldo Mondadori Editore SpA	62,179
125,000	Belo Corp., Cl. A	76,250
3,000	Gannett Co. Inc.	6,600
2,000	Idearc Inc.†	72
90,000	Il Sole 24 Ore	215,832
140,000	Independent News & Media plc	20,460
800	John Wiley & Sons Inc., Cl. B	23,800
15,000	Meredith Corp.	249,600
100,000	Nation Multimedia Group Public Co. Ltd.† (a)	8,854
50,000	New Straits Times Press Berhad	14,538
200,000	News Corp., Cl. A	1,324,000
40,000	News Corp., Cl. B	308,000
150,000	Oriental Press Group Ltd.	13,547
6,000	Playboy Enterprises Inc., Cl. A†	16,500
974,000	Post Publishing Public Co. Ltd. (a)	122,351
4,000	PRIMEDIA Inc.	9,880
2,360	Sanoma Oyj	30,164
1,000	Scholastic Corp.	15,070
252,671	Singapore Press Holdings Ltd.	420,302
300	Spir Communication	5,102
3,000	Sun-Times Media Group Inc., Cl. A†	68
14,000	Telegraaf Media Groep NV	187,958
20,000	The E.W. Scripps Co., Cl. A	27,000
38,000	The McGraw-Hill Companies Inc.	869,060
11,091	United Business Media Ltd.	67,753
3,000	Wolters Kluwer NV	48,667

		4,151,447

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	29,721,116

	TOTAL COMMON STOCKS	83,240,917

	PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
2,209	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	0

	WARRANTS — 0.0%
	Broadcasting — 0.0%
2,250	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	23
254	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	3

	TOTAL WARRANTS	26

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Business Services — 0.0%
$50,000	BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12† (a)	0

	U.S. GOVERNMENT OBLIGATIONS — 14.1%
	U.S. Treasury Bills — 11.2%
10,851,000	U.S. Treasury Bills, 0.120% to 0.446%††, 05/07/09 to 09/24/09	10,845,676

	U.S. Treasury Cash Management Bills — 2.1%
2,063,000	U.S. Treasury Cash Management Bill, 0.135%††, 06/24/09	2,062,134

	U.S. Treasury Notes — 0.8%
790,000	4.500%, 04/30/09	792,088

	TOTAL U.S. GOVERNMENT OBLIGATIONS	13,699,898

TOTAL INVESTMENTS — 100.0%
(Cost $124,553,335)		$96,940,841

Aggregate book cost		$127,457,878

Gross unrealized appreciation		$15,990,467
Gross unrealized depreciation		(46,507,504)

Net unrealized appreciation/(depreciation)		$(30,517,037)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $317,796 or 0.33% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $48,494 or 0.05% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CPO	Ordinary Participation Certificate

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	68.8%	$66,693,258
Europe	15.0	14,556,614
Latin America	7.1	6,881,307
Japan	6.1	5,914,928
Asia/Pacific	3.0	2,894,734

Total Investments	100.0%	$96,940,841

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial Instruments
	Securities	(Unrealized
	(Market Value)	Depreciation)*
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices	$82,933,916	—
Level 2 — Other Significant Observable Inputs	13,749,151	$(966,506)
Level 3 — Significant Unobservable Inputs	257,774	—

Total	$96,940,841	$(966,506)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)

Balance as of 12/31/08	$281,784
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(24,533)
Net purchase/(sales)	—
Transfers in and/or out of Level 3	523

Balance as of 03/31/09	$257,774

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$(26,451)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$10,000,000	4.32%	0.49750%	04/14/13	$(966,506)

*	Based on LIBOR (London Interbank Offered Rate).
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,028,031 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Global Multimedia Trust Inc. (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

DIRECTORS AND OFFICERS
THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Dr. Thomas E. Bratter
President & Founder, John Dewey Academy

Anthony J. Colavita
Attorney-at-Law,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University

Werner J. Roeder, MD
Medical Director,
Lawrence Hospital

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President

Peter D. Goldstein
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

Agnes Mullady
Treasurer & Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE—Symbol:	GGT	GGT PrB
Shares Outstanding:	13,994,153	797,972

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/30/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/30/09

*	Print the name and title of each signing officer under his or her signature.